Intangible Assets - Carrying Amounts of Goodwill and Distribution Rights (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	$ 7,709	$ 158,138	$ 155,501	$ 146,562
Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		98,303	100,082
Mexico | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		56,352	56,352
Guatemala | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		1,735	1,755
Nicaragua | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		438	433
Costa Rica | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		1,407	1,425
Panama | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		1,238	1,200
Colombia | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		3,798	4,414
Brazil | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		30,608	31,741
Argentina | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		395	312
Uruguay | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		$ 2,332	$ 2,450